UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	6/30
Date of reporting period:	12/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus BASIC
New York Municipal
Money Market Fund

SEMIANNUAL REPORT December 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
New York Municipal
Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC New York Municipal Money Market Fund, covering the six-month period from July 1, 2014, through December 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Long-term interest rates continued to fall in the midst of a sustained economic recovery over the second half of 2014, driven downward by robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. In contrast to sluggish global economic conditions, the U.S. economic recovery gained traction as evidenced by falling unemployment, rising consumer spending, and higher levels of capital spending by businesses. Nonetheless, short-term rates and money market yields remained steady throughout the year, anchored near historical lows by an unchanged federal funds rate.

Many economists appear to be optimistic about economic prospects for 2015. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, see the potential for a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession.The Federal Reserve Board has indicated that it may begin to raise short-term interest rates in mid-2015, but rate hikes are likely to be modest and gradual to avoid undermining the recovery. Of course, stronger economic growth could create risks for some asset classes, which is why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2014, through December 31, 2014, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2014, Dreyfus BASIC New York Municipal Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

The U.S. economic recovery accelerated and the Federal Reserve Board (the “Fed”) ended its quantitative easing program during the second half of 2014, but the overnight federal funds rate was left unchanged near historical lows. Consequently, tax-exempt money market yields also remained low throughout the reporting period.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal, New York state, and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal, New York state, and New York city personal income taxes. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in NewYork’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if such securities become available.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s weighted average maturity to maintain current yields for as long as we deem practical. At other times, we try to maintain a neutral weighted average maturity.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Yields Stayed Low despite Accelerating Economic Recovery

Long-term interest rates fell in the months prior to the reporting period amid concerns that economic weakness in international markets might derail the U.S. economic recovery. In addition, supply-and-demand factors exerted downward pressure on long-term interest rates as global investors sought more competitive yields from U.S. Treasury securities than those available from sovereign bonds in Europe and Japan. Rates remained low even as the domestic economic recovery got back on track during the second quarter of the year, as evidenced by a 4.6% annualized GDP growth rate for the quarter.

When the reporting period began at the start of the third quarter, the U.S. economic recovery continued to accelerate, posting an annualized 5.0% quarterly growth rate. Yet, the Fed continued to maintain its target for short-term rates in a range between 0% and 0.25%. At the same time, supply-and-demand dynamics persisted in putting downward pressure on bond yields. Investor demand in the tax-exempt money markets remained robust over the second half of 2014, while new issuance declined as issuers’ needs for short-term financing decreased in the recovering economy. Strong investor demand and a more limited supply of new instruments also kept yields on variable rate demand notes (“VRDNs”) near historical lows.

Municipal credit quality continued to improve as most states and many local governments recovered slowly from the recession. New York participated fully in the recovery, helping it replenish reserves and achieve a balanced budget.

Credit Selection Remained Paramount

Most municipal money market funds continued to maintain short weighted average maturities compared to historical averages due to narrow yield differences along the market’s maturity range. The fund was no exception, as we continued to set its weighted average maturity in a position that was consistent with industry averages. Changes to the regulations governing some money market funds—which were announced in July but are not effective until 2016—also contributed to relatively cautious investment postures.

As always, well-researched credit selection remained paramount over the reporting period.We continued to favor state general obligation bonds; essential-service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various healthcare and education issuers with stable credit characteristics.

Fed Remains Committed to Low Short-Term Rates

Although the U.S. economic recovery has gained momentum and the Fed’s quantitative easing program ended in the fall, monetary policymakers have made clear that short-term interest rates are likely to remain unchanged as policymakers “can be patient in beginning to normalize the stance of monetary policy.”The Fed has stated that it will monitor progress toward its objectives of full employment and a 2% inflation rate, and depending on prevailing economic conditions, it may keep rates low even after those targets are reached.Therefore, in our judgment, the prudent course continues to be an emphasis on preservation of capital and liquidity.

January 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-NewYork residents and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yield provided reflect the absorption of certain fund expenses by the Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. If your account balance is less than $50,000, your account may be subject to exchange fees, account closeout fees, and wire and Dreyfus TeleTransfer redemption fees each in the amount of $5.00, as well as a checkwriting fee of $2.00. None of these fees are shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC NewYork Municipal Money Market Fund from July 1, 2014 to December 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2014

Expenses paid per $1,000†	$.71
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2014

Expenses paid per $1,000†	$.71
Ending value (after expenses)	$1,024.50

† Expenses are equal to the fund’s annualized expense ratio of .14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2014 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.4%	Rate (%)	Date	Amount ($)		Value ($)
Build New York City Resource
Corporation, Revenue
(Federation of Protestant
Welfare Agencies, Inc.
Project) (LOC; TD Bank)	0.11	1/7/15	1,100,000	[a]	1,100,000
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.09	1/7/15	4,065,000	[a]	4,065,000
Franklin County Civic Development
Corporation, Revenue (Alice
Hyde Medical Center Project)
(LOC; HSBC Bank USA)	0.04	1/7/15	1,000,000	[a]	1,000,000
Glens Falls City School District,
GO Notes, BAN	1.00	7/15/15	1,400,000		1,405,725
Gloversville City School District,
GO Notes, BAN	1.50	1/16/15	1,000,000		1,000,417
Gowanda Central School District,
GO Notes, BAN	1.00	6/16/15	1,400,000		1,403,607
Greenport Union Free School
District, GO Notes, TAN	1.00	6/26/15	1,000,000		1,002,938
Liverpool Central School District,
GO Notes, RAN	1.00	7/8/15	1,100,000		1,103,382
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.09	1/7/15	4,300,000	[a]	4,300,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.14	1/7/15	2,900,000	[a]	2,900,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.06	1/7/15	1,500,000	[a]	1,500,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.03	1/7/15	3,000,000	[a]	3,000,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.06	1/7/15	2,900,000	[a]	2,900,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program—
Cobble Hill Health Center, Inc.
Project) (LOC; Bank of America)	0.13	1/7/15	5,500,000	[a]	5,500,000
New York City Housing Development
Corporation, MFMR
(50th Avenue Development)
(LOC; Wells Fargo Bank)	0.01	1/7/15	1,000,000	[a]	1,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Brooklyn
United Methodist Church Home
Project) (LOC; TD Bank)	0.03	1/7/15	2,000,000	[a]	2,000,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; TD Bank)	0.18	1/7/15	2,745,000	[a]	2,745,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.29	1/7/15	3,150,000	[a]	3,150,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of Nova Scotia)	0.03	1/2/15	6,860,000	[a]	6,860,000
New York State Dormitory
Authority, Revenue (Le Moyne
College) (LOC; TD Bank)	0.04	1/7/15	1,600,000	[a]	1,600,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York State Dormitory
Authority, Revenue (Royal
Charter Properties-East, Inc.)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.02	1/7/15	4,000,000	[a]	4,000,000
New York State Housing Finance
Agency, Housing Revenue (20
River Terrace) (Liquidity
Facility; FNMA and LOC; FNMA)	0.02	1/7/15	500,000	[a]	500,000
New York State Housing Finance
Agency, Housing Revenue (42nd
Street and 10th Avenue)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.01	1/7/15	3,000,000	[a]	3,000,000
New York State Housing Finance
Agency, Housing Revenue (505
West 37th Street) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.04	1/2/15	1,000,000	[a]	1,000,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.06	1/7/15	4,900,000	[a]	4,900,000
New York State Housing Finance
Agency, Housing Revenue,
(Gotham West) (LOC; Wells
Fargo Bank)	0.01	1/7/15	2,000,000	[a]	2,000,000
New York State Housing Finance
Agency, Housing Revenue
(North End Avenue)
(Liquidity Facility;
FNMA and LOC; FNMA)	0.02	1/7/15	2,500,000	[a]	2,500,000
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.00	3/15/15	355,000		358,387
Niagara County,
GO Notes, BAN	1.00	5/13/15	1,300,000		1,303,098

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Peekskill City School District,
GO Notes, BAN	1.00	2/25/15	1,000,000		1,000,749
Port Authority of New York and New
Jersey, Equipment Notes	0.09	1/7/15	4,000,000	[a]	4,000,000
Port Chester,
GO Notes, BAN	1.00	2/25/15	1,500,000		1,501,395
Port Jefferson Union Free School
District, GO Notes, TAN	1.00	6/26/15	1,100,000		1,103,598
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.20	1/7/15	2,200,000	[a]	2,200,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project)
(LOC; M&T Trust)	0.14	1/7/15	1,600,000	[a]	1,600,000
Saratoga County Capital Resource
Corporation, Revenue (The
Saratoga Hospital Project)
(LOC; HSBC Bank USA)	0.04	1/7/15	1,725,000	[a]	1,725,000
Saratoga County Industrial
Development Agency, Civic
Facility Revenue (The Saratoga
Hospital Project) (LOC; HSBC
Bank PLC)	0.04	1/7/15	1,455,000	[a]	1,455,000
South Jefferson Central School
District, GO Notes, BAN	1.00	6/19/15	1,000,000		1,002,764
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(Liquidity Facility; JPMorgan
Chase Bank)	0.04	1/7/15	8,000,000	[a]	8,000,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; State Street Bank and
Trust Co.)	0.02	1/7/15	5,075,000	[a]	5,075,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.04	1/2/15	2,900,000 [a]	2,900,000
Wallkill,
GO Notes, BAN	1.25	1/16/15	1,000,000	1,000,257
Watertown,
GO Notes, BAN	1.00	4/23/15	1,000,000	1,001,372

Total Investments (cost $102,662,689)			99.4%	102,662,689

Cash and Receivables (Net)			.6%	593,963

Net Assets			100.0%	103,256,652

a Variable rate demand note—rate shown is the interest rate in effect at December 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Housing	21.4	Utility-Water and Sewer	6.6
Health Care	20.7	Resource Recovery	2.8
Transportation Services	19.3	County	1.3
City	9.1	Special Tax	.4
Education	8.9	Other	1.1
Industrial	7.8		99.4

†	Based on net assets.

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	102,662,689	102,662,689
Cash		509,726
Interest receivable		94,887
		103,267,302
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		10,648
Payable for shares of Beneficial Interest redeemed		2
		10,650
Net Assets ($)		103,256,652
Composition of Net Assets ($):
Paid-in capital		103,256,652
Net Assets ($)		103,256,652
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		103,256,662
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	70,858
Expenses:
Management fee—Note 2(a)	224,894
Trustees’ fees—Note 2(a,b)	3,013
Total Expenses	227,907
Less—reduction in expenses due to undertaking—Note 2(a)	(154,044)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a)	(3,013)
Net Expenses	70,850
Investment Income—Net, representing net increase
in net assets resulting from operations	8

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	8	21
Dividends to Shareholders from ($):
Investment income—net	(8)	(21)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	59,213,373	132,386,206
Dividends reinvested	7	16
Cost of shares redeemed	(55,819,225)	(157,903,202)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	3,394,155	(25,516,980)
Total Increase (Decrease) in Net Assets	3,394,155	(25,516,980)
Net Assets ($):
Beginning of Period	99,862,497	125,379,477
End of Period	103,256,652	99,862,497
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2014					Year Ended June 30,
	(Unaudited)		2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001
Distributions:
Dividends from
investment income—net	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.000)[a]		(.000)[a]		(.001)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.07
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	[c]	.46		.46		.46		.46		.47
Ratio of net expenses
to average net assets	.14	[c]	.19		.28		.27		.42		.43
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.07
Net Assets, end of period
($ x 1,000)	103,257		99,862		125,379		152,941		169,493		221,622

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the “fund”) is the sole series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	102,662,689
Level 3—Significant Unobservable Inputs	—
Total	102,662,689
† See Statement of Investments for additional detailed categorizations.

At December 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended June 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2014 was all tax-exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at an annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended December 31, 2014, fees reimbursed by the Manager amounted to $3,013.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $154,044 during the period ended December 31, 2014.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $39,693, which are offset against an expense reimbursement currently in effect in the amount of $29,045.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended December 31, 2014, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $10,620,000 and $22,190,000, respectively.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 24, 2015

2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)